World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2010

Dates Covered
Collections Period	01/08/10 - 01/31/10
Interest Accrual Period	01/28/10 - 02/15/10
30/360 Days	18
Actual/360 Days	19
Distribution Date	02/16/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/07/10	938,108,771.80	64,112
Yield Supplement Overcollaterization Amount at 01/07/10	56,627,907.70	0

Receivables Balance at 01/07/10	994,736,679.50	64,112
Principal Payments	22,065,151.97	594
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 01/31/10	55,206,850.38	0

Pool Balance at 01/31/10	917,464,677.15	63,518

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	3,819,089.22	400
Past Due 61-90 days	16,866.84	2
Past Due 91 + days	0.00	0

Total	3,835,956.06	402

Total 31+ Delinquent as % Ending Pool Balance	0.42%

Recoveries	—

Aggregate Net Losses—Jan 2010	—

Overcollateralization Target Amount	55,047,880.63
Actual Overcollateralization	24,271,876.16

Weighted Average APR	4.81%
Weighted Average APR, Yield Adjusted	7.64%
Weighted Average Remaining Term	54.31

Flow of Funds	$ Amount
Collections	24,968,777.56
Advances	31,864.06
Investment Earnings on Cash Accounts	413.34
Servicing Fee	(663,157.79)

Available Funds	24,337,897.17

Distributions of Available Funds
(1) Class A Interest	479,897.28
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	48,800.88
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	23,809,199.01
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	24,337,897.17

Servicing Fee	663,157.79
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Original Note Balance	917,002,000.00
Principal Paid	23,809,199.01
Note Balance @ 02/16/10	893,192,800.99

Class A-1
Original Note Balance	249,000,000.00
Principal Paid	23,809,199.01
Note Balance @ 02/16/10	225,190,800.99
Note Factor @ 02/16/10	90.4380727%

Class A-2
Original Note Balance	197,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/10	197,000,000.00
Note Factor @ 02/16/10	100.0000000%

Class A-3
Original Note Balance	241,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/10	241,000,000.00
Note Factor @ 02/16/10	100.0000000%

Class A-4
Original Note Balance	198,106,000.00
Principal Paid	0.00
Note Balance @ 02/16/10	198,106,000.00
Note Factor @ 02/16/10	100.0000000%

Class B
Original Note Balance	31,896,000.00
Principal Paid	0.00
Note Balance @ 02/16/10	31,896,000.00
Note Factor @ 02/16/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	528,698.16
Total Principal Paid	23,809,199.01

Total Paid	24,337,897.17

Class A-1
Coupon	0.23262%
Interest Paid	30,570.15
Principal Paid	23,809,199.01

Total Paid to A-1 Holders	23,839,769.16

Class A-2
Coupon	0.70000%
Interest Paid	68,950.00
Principal Paid	0.00

Total Paid to A-2 Holders	68,950.00

Class A-3
Coupon	1.34000%
Interest Paid	161,470.00
Principal Paid	0.00

Total Paid to A-3 Holders	161,470.00

Class A-4
Coupon	2.21000%
Interest Paid	218,907.13
Principal Paid	0.00

Total Paid to A-4 Holders	218,907.13

Class B
Coupon	3.06000%
Interest Paid	48,800.88
Principal Paid	0.00

Total Paid to B Holders	48,800.88

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5765507
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.9641735

Total Distribution Amount	26.5407242

A-1 Interest Distribution Amount	0.1227717
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	95.6192731

Total A-1 Distribution Amount	95.7420448

A-2 Interest Distribution Amount	0.3500000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3500000

A-3 Interest Distribution Amount	0.6700000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.6700000

A-4 Interest Distribution Amount	1.1050000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1050000

B Interest Distribution Amount	1.5300000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.5300000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 01/28/10	0.00
Balance as of 01/31/10	31,864.06
Change	31,864.06

Reserve Account
Balance as of 01/28/10	2,345,271.93
Investment Earnings	38.43
Investment Earnings Paid	(38.43)
Deposit/(Withdrawal)	0.00
Balance as of 02/16/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93